Income Taxes (Details 4) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes
The aggregate amount effect	9,448	10,894	12,020
Per share effect - basic (in RMB per share)	0.09	0.10	0.12
Per share effect - diluted (in RMB per share)	0.09	0.10	0.11